Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Tsakos Shipping and Trading (commissions)	1,333	1,231	2,552	2,479
Tsakos Energy Management Limited (management fees)	3,811	3,892	7,676	7,809
Tsakos Columbia Shipmanagement S.A.	324	328	635	651
Argosy Insurance Company Limited	2,391	2,336	4,475	4,744
AirMania Travel S.A.	1,150	877	2,368	1,728

Total expenses with related parties	9,009	8,664	17,706	17,411

Related Party Transactions Balances [Table Text Block]

	June 30, 2013	December 31, 2012
Due from related parties
Tsakos Columbia Shipmanagement S.A.	831	1,561

Total due from related parties	831	1,561

Due to related parties
Tsakos Energy Management Limited	71	53
Tsakos Shipping and Trading	1,992	1,110
Argosy Insurance Company Limited	5,686	1,209
AirMania Travel S.A.	339	222

Total due to related parties	8,088	2,594

Related Party Future Management Fees [Table Text Block]

Year	Amount
July to December 2013	8,006
2014	16,055
2015	16,055
2016	15,951
2017	15,930
2018 to 2023	87, 615

159,612